Segment Reporting - Additional Information (Details) - segment	3 Months Ended	9 Months Ended	17 Months Ended
	Sep. 30, 2021	Sep. 30, 2021	Sep. 30, 2021
Segment Reporting [Abstract]
Number of reportable segments	1	1	1